Expense Example - (Allspring Broad Market Core Bond ETF)	Aug. 31, 2025 USD ($)
(Allspring Broad Market Core Bond ETF) | Allspring Broad Market Core Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
(Allspring Core Plus ETF) | Allspring Core Plus ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 393